COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16. COMMITMENTS AND CONTINGENCIES
Legal proceedings
In the ordinary course of business, we are involved from time to time in various claims and legal actions incident to our operations, both as a plaintiff and defendant. In the opinion of management, after consulting with legal counsel, none of these other claims are currently expected to have a material adverse effect on the results of operations, financial position or cash flows. We intend to vigorously defend ourselves in these matters.
DMSH Unit Redemption Rights
The Amended and Restated Partnership Agreement includes provisions intended to ensure that the Company at all times maintains a one-to-one ratio between (i) the number of outstanding shares of Class A Common Stock (including the number of shares of Class A Common Stock into which all of the outstanding shares of Class C Common Stock are convertible in accordance with the Company Certificate of Incorporation) and (ii) the aggregate number of DMSH Units owned by DMS Inc., its subsidiaries and any consolidated, combined, unitary or similar group of entities that join in filing any tax return with DMS Inc.